SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM AND LONG-TERM LOANS
Schedule of short-term and long-term loans

Short-term and long-term loans consisted of the following:

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Short-term loans	236,000	283,049	—
Long-term loans, current portion	98,086	57,647	42,978
Long-term loans, less current portion	115,980	102,948	59,823